TAXATION - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Assets	£ 507	£ 484
Beginning balance	507	484
Income statement charge (including discontinued operations)	(158)	(451)	£ (436)
Other comprehensive income charge	(47)	(70)
Corporate income tax paid	219	539
Other movements	(17)	5
Ending balance	504	507	484
Assets	£ 504	£ 507	£ 484